Note 8 - Debt, Credit Agreement and Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure Text Block [Abstract]
Debt, Credit Facility and Leases

Note 8. Debt, Credit Agreement and Leases

Our debt as of March 31, 2026 and December 31, 2025 consisted of our 7.25% Senior Notes due February 15, 2028 (“Senior Notes”) and any drawn amounts on our $225 million Credit Agreement, which is described separately below.

The following tables summarize our long-term debt balances as of March 31, 2026 and December 31, 2025 (in thousands):

March 31, 2026
Senior Notes
Principal	$263,000
Unamortized discount and issuance costs	(927)
Long-term debt	$262,073

December 31, 2025
Senior Notes
Principal	$263,000
Unamortized discount/premium and issuance costs	(1,053)
Total debt	$261,947

The following table summarizes the scheduled annual future payments, including interest, for our Senior Notes, finance and operating leases as of March 31, 2026 (in thousands). Operating leases are included in other current and non-current liabilities on our condensed consolidated balance sheets. See Note 14 for more information.

Twelve-month period ending March 31,	Senior Notes	Finance Leases	Operating Leases
2027	$19,068	$3,747	$3,948
2028	279,769	579	3,927
2029	—	—	3,933
2030	—	—	3,938
2031	—	—	2,764
Thereafter	—	—	5,235
	298,837	4,326	23,745
Less: effect of discounting	—	(152)	(4,862)
Total	$298,837	$4,174	$18,883

Credit Agreement

On May 3, 2024 we entered into an amended revolving credit agreement with various financial institutions (the "Lenders"), which provided the Company with borrowing capacity up to $225 million with a maturity date of July 21, 2028 (accelerated to August 15, 2027 if our Senior Notes are not refinanced by that date), the proceeds may be used for general corporate purposes.

At March 31, 2026, we had no amounts drawn and $8.0 million of outstanding letters of credit under the Credit Agreement. Letters of credit that are outstanding reduce availability under the Credit Agreement.

We believe we were in compliance with all covenants under the Credit Agreement as of March 31, 2026.

Note 10: Debt, Credit Facility and Leases

Debt Summary

Our debt as of December 31, 2025 and 2024 consisted of our outstanding 7.25% Senior Notes due February 15, 2028 (“Senior Notes”) and any drawn amounts on our $225 million Credit Agreement. At December 31, 2024, our debt also included our Investissement Quebec Series 2020-A Senior Notes due July 9, 2025 (the “IQ Notes”). These debt arrangements are discussed further below. The following tables summarize our current and long-term debt balances, including principal amounts outstanding under the Credit Agreement, as of December 31, 2025 and 2024 (in thousands):

December 31, 2025
Senior Notes
Principal	$263,000
Unamortized discount and issuance costs	(1,053)
Long-term debt	261,947

	December 31, 2024
	Senior Notes	IQ Notes	Credit Agreement	Total
Principal	$475,000	$33,525	$23,000	$531,525
Unamortized discount/premium and issuance costs	(2,816)	92		(2,724)
Total debt	$472,184	$33,617	$23,000	$528,801
Less: current debt	—	(33,617)	—	(33,617)
Long-term debt	$472,184	$—	$23,000	$495,184

The following table summarizes the scheduled annual future payments, including interest, for the Senior Notes as of December 31, 2025 (in thousands).

Senior Notes
2026	$19,068
2027	19,068
2028	265,403
Total	$303,539

Senior Notes

On February 19, 2020, we completed an offering of $475 million in aggregate principal amount of our Senior Notes under our shelf registration statement previously filed with the Securities and Exchange Commission. The Senior Notes are governed by the Indenture, dated as of February 19, 2020, as amended, among Hecla and certain of our subsidiaries and The Bank of New York Mellon Trust Company, N.A., as trustee. On March 19, 2020, the net proceeds from the offering of the Senior Notes ($469.5 million) were used, together with cash on hand, to redeem all of our previously-outstanding 6.875% Senior Notes that were due in 2021 (the "2021 Notes.")

The Senior Notes were recorded net of a 1.16% initial purchaser discount totaling $5.5 million. The Senior Notes bear interest at a rate of 7.25% per year from the date of issuance or from the most recent payment date on which interest has been paid or provided for. Interest on the Senior Notes is payable on February 15 and August 15 of each year, commencing August 15, 2020. During 2025, 2024 and 2023, interest expense on the statement of operations and comprehensive income (loss) related to the Senior Notes and amortization of the initial purchaser discount and fees related to the issuance of the Senior Notes totaled $34.6 million, $35.4 million and $34.4 million, respectively.

The Senior Notes are guaranteed on a senior unsecured basis by certain of our subsidiaries (the “Guarantors”). The Senior Notes and the guarantees are, respectively, Hecla's and the Guarantors' general senior unsecured obligations and are subordinated to all of Hecla's and the Guarantors' existing and future secured debt to the extent of the assets securing that secured debt. In addition, the Senior Notes are effectively subordinated to all of the liabilities of Hecla's subsidiaries that are not guaranteeing the Senior Notes, to the extent of the assets of those subsidiaries.

Since February 15, 2023, the Senior Notes are redeemable in whole or in part, on the redemption dates specified in the Indenture, at the following redemption prices (expressed as a percentage of the principal amount) plus accrued interest, if any, to the redemption date: (i) 105.438% for the twelve-month period beginning after February 15, 2023, (ii) 103.625% for the twelve-month period beginning after February 15, 2024, (iii) 101.813% for the twelve-month period beginning after February 15, 2025, and (iv) 100.0% after February 15, 2026. Since February 15, 2023, we may redeem up to 35% of the Senior Notes with the net cash proceeds of certain equity offerings. During 2025, we redeemed $212 million of our Senior Notes for a total payment of $216.0 million, including $3.8 million as a call premium and $0.2 million of interest. The partial redemption of the Senior Notes resulted in a loss on extinguishment of $4.9 million, of which $3.8 million related to the call premium and $1.1 million related to the pro-rata expensing of deferred debt issuance costs, which was recorded as part of interest expense on the statement of operations and comprehensive income (loss).

Upon the occurrence of a change of control (as defined in the Indenture), each holder of Senior Notes will have the right to require us to purchase all or a portion of such holder's Senior Notes pursuant to a change of control offer (as defined in the Indenture), at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase, subject to the rights of holders of the Senior Notes on the relevant record date to receive interest due on the relevant interest payment date.

IQ Notes

On July 9, 2020, we entered into a note purchase agreement pursuant to which we issued CAD$50 million (USD$36.8 million at the time of the transaction) in aggregate principal amount of our IQ Notes to Investissement Québec, a financing arm of the Québec government. The IQ Notes were issued at a premium of 103.65%, or CAD$1.8 million, implying an effective annual yield of 5.74% and an aggregate principal amount to be repaid of CAD$48.2 million. The IQ Notes bore interest on amounts outstanding at a rate of 6.515% per year, payable on January 9 and July 9 of each year, commencing January 9, 2021.

On July 9, 2025, we repaid the IQ Notes, for a total payment of $34.7 million, including interest of $1.1 million and net of hedging. During 2025, 2024 and 2023, interest expense related to the IQ Notes, including premium and origination fees, totaled $1.1 million, $2.2 million and $2.3 million, respectively.

Credit Agreement

On July 21, 2022, we entered into a revolving credit agreement (the "Original Credit Agreement") with various financial institutions (the “Lenders”), Bank of Montreal and Bank of America, N.A. as letters of credit issuers, and Bank of America, N.A., as administrative agent for the Lenders and as swingline lender. The Original Credit Agreement was amended on May 3, 2024, when we entered into a First Amendment to Credit Agreement (the “First Amendment”), which made certain changes to the Original Credit Agreement (the Original Credit Agreement, as amended, modified and supplemented by the First Amendment, is referred to hereafter as the “Credit Agreement”). The First Amendment modified the Original Credit Agreement as follows:

•
Increased the amount available for borrowing to $225 million from $150 million, plus a $75 million accordion option;
•
Extended the maturity date to July 21, 2028 from July 21, 2026 (the maturity date of the Credit Agreement will be accelerated to August 15, 2027 if our Senior Notes are not refinanced by that date);
•
National Bank, TD Securities, Bank of Nova Scotia and ING were added as new Lenders and Credit Suisse AG, New York Branch assigned its interests in the Original Credit Agreement to its affiliate UBS AG, Stamford Branch immediately prior to entering into the First Amendment.

Proceeds of the revolving loans under the Credit Agreement may be used for general corporate purposes. The interest rate on the outstanding loans under the Credit Agreement is based on the Company’s net leverage ratio and is calculated at (i) Term Secured Overnight Financing Rate ("SOFR") plus 2% to 3.5% or (ii) Bank of America’s Base Rate plus 1% to 2.5% with Base Rate being the 14 highest of (i) the Bank of America prime rate, (ii) the Federal Funds rate plus .50% or (iii) Term SOFR plus 1.00%. For each amount drawn, we elect whether we draw on a one, three or six month basis or annual basis for SOFR. If we elect to draw for greater than six months, we pay interest quarterly on the outstanding amount.

We are also required to pay a commitment fee of between 0.45% to 0.78750%, depending on our net leverage ratio. Letters of credit issued under the Credit Agreement bear a fee between 2.00% and 3.50% based on our net leverage ratio, as well as a fronting fee to each issuing bank at an agreed upon rate per annum on the average daily dollar amount of our letter of credit exposure.

Hecla Mining Company and certain of our subsidiaries are the borrowers under the Credit Agreement, while certain of our other subsidiaries are guarantors of the borrowers’ obligations under the Credit Agreement. As further security, the Credit Agreement is collateralized by a mortgage on the Greens Creek mine, the equity interests of subsidiaries that own the Greens Creek mine or are part of the Greens Creek Joint Venture and our subsidiary Hecla Admiralty Company (the “Greens Creek Group”), and by all of the Greens Creek Group’s rights and interests in the Greens Creek Joint Venture Agreement, and in all assets of the joint venture and of any member of the Greens Creek Group.

As of December 31, 2025, $6.7 million (2024: $6.2 million) was used for letters of credit, and no amount (2024: $23.0 million) was drawn on the facility leaving $218.3 million available for borrowing.

We believe we were in compliance with all covenants under the Credit Agreement as of December 31, 2025.

Finance Leases

We have entered into various lease agreements, primarily for equipment at our operations, which we have determined to be finance leases. At December 31, 2025, the total liability associated with the finance leases, including certain purchase option amounts, was $5.5 million (2024: $11.5 million), with $4.3 million (2024: $5.5 million) of the liability classified as current and $2.4 million (2024: $8.2 million) classified as non-current. The assets related to these leases are recorded in properties, plants, equipment and mine development, net, on our consolidated balance sheets and totaled $0.4 million as of December 31, 2025 (2024: $4.4 million), net of accumulated depreciation. Expense during 2025, 2024 and 2023 related to finance leases included $4.7 million, $6.0 million and $11.6 million, respectively, for amortization of the related assets, and $0.2 million, $0.4 million and $0.3 million, respectively, for interest expense. The total obligation for future minimum finance lease payments was $5.7 million as of December 31, 2025, with $0.2 million attributed to interest. Our finance leases as of December 31, 2025 had a weighted average remaining term of 1.2 years (2024: 1.6 years) and a weighted average discount rate of 4.5% (2024: 6.1%).

At December 31, 2025, the annual maturities of finance lease commitments, including interest, were (in thousands):

Twelve-month period ending December 31,
2026	$4,468
2027	1,247
Total	5,715
Less: effect of interest	(229)
Net finance lease obligation	$5,486

Operating Leases

We have entered into various lease agreements, primarily for equipment, buildings and other facilities, and land at our operations and corporate offices, which we have determined to be operating leases. Some of the operating leases allow for extension of the lease beyond the current term at our option. We have considered the likelihood and estimated duration of the extension options in determining the lease term for measurement of the liability and right-of-use asset. For our operating leases as of December 31, 2025, we have assumed a weighted average discount rate of 5.5% (2024: 5.7%). As of December 31, 2025, the total liability balance associated with the operating leases was $9.3 million (2024: $8.0 million), with $1.1 million (2024: $0.9 million) of the liability classified as current as part of Other Current Liabilities and the remaining $8.2 million (2024: $7.1 million) classified as non-current as part of Other Non-Current Liabilities on our balance sheet. The right-of-use assets for our operating leases are recorded as a non-current asset on our consolidated balance sheets and totaled $8.9 million and $7.5 million as of December 31, 2025 and 2024, respectively. During 2025, 2024 and 2023, operating lease expense, and cash paid for operating leases included in net cash provided by operating activities, totaled $3.8 million, $3.8 million and $3.1 million, respectively. The weighted-average remaining lease term for our operating leases as of December 31, 2025 was 6.1 years (2024: 7.3 years).

At December 31, 2025, the annual maturities of undiscounted operating lease payments, including assumed extensions beyond the current lease terms, were (in thousands):

Twelve-month period ending December 31,
2026	$1,501
2027	1,485
2028	1,489
2029	1,494
2030	1,127
More than 5 years	5,060
Total	12,156
Less: effect of discounting	(2,862)
Operating lease liability	$9,294